Derivative instruments - Schedule of Derivative Instruments, Fair Value (Details) - Cash Flow hedge - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivatives, Fair Value [Line Items]
Assets	$ 79,193	$ 82,383
Liabilities	(26,509)	(1,292)
Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Assets	66,358	82,335
Liabilities	(9,227)	(1,006)
Derivatives designated as hedging instruments | Forward contracts | Other receivables
Derivatives, Fair Value [Line Items]
Assets	489	2,093
Derivatives designated as hedging instruments | Forward contracts | Accrued payroll and other liabilities
Derivatives, Fair Value [Line Items]
Liabilities	(2,642)	0
Derivatives designated as hedging instruments | Forward contracts | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	0	0
Liabilities	(2,428)	0
Derivatives designated as hedging instruments | Principal only swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	0	0
Liabilities	(1,429)	0
Derivatives designated as hedging instruments | Call Spread + Coupon-only swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	12,646	16,998
Liabilities	(1,172)	(179)
Derivatives designated as hedging instruments | Sustainability-linked ESG Principal Only Swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	22,939	25,617
Liabilities	(233)	(207)
Derivatives designated as hedging instruments | Cross-currency interest rate swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	30,284	37,627
Liabilities	(1,323)	(620)
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Assets	12,835	48
Liabilities	(17,282)	(286)
Derivatives not designated as hedging instruments | Forward contracts | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	0	48
Liabilities	0	(286)
Derivatives not designated as hedging instruments | Cross-currency interest rate swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	12,815	0
Liabilities	(17,282)	0
Derivatives not designated as hedging instruments | Call spread | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	20	0
Liabilities	$ 0	$ 0